Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

CONTACT INFORMATION

Depositor	Structured Asset Securities Corporation
745 Seventh Avenue, 7th Floor
New York, NY 10019

Underwriter	Lehman Brothers
745 Seventh Avenue, 7th Floor
New York, NY 10019

Master Servicer	Aurora Loan Services LLC
327 Inverness Dr South
Englewood, CO 80112

Trustee	Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, NY 10013

CONTENTS

Distribution Summary	2

Distribution Summary (Factors)	3

Interest Distribution	4

Principal Distribution	5

Reconciliation Detail	6

Collateral Summary	7

Delinquency Information	8

Credit Enhancement	9

Distribution Waterfall Detail	10

Other Information	12

Deal Contact:	Karen Schluter	Citibank, N.A.
	karen.schluter@citigroup.com	Agency and Trust
	Tel: (212) 816-5827	388 Greenwich Street, 14th Floor
	Fax: (212) 816-5527	New York, NY 10013

Reports Available at www.sf.citidirect.com	Page 1 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Distribution Summary

DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Pass- Through Rate	Accrual Day Count	Accrual Dates	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)=(7+8)	(10)	(11)	(12)=(3-8+10-11)
A1	263,914,000.00	221,111,456.56	5.450000%	29 / 360	11/27 - 12/25	970,740.71	11,387,998.05	12,358,738.76	0.00	0.00	209,723,458.51
M1	83,133,000.00	83,133,000.00	5.670000%	29 / 360	11/27 - 12/25	379,709.98	0.00	379,709.98	0.00	0.00	83,133,000.00
M2	22,653,000.00	22,653,000.00	5.710000%	29 / 360	11/01 - 11/30	104,197.51	0.00	104,197.51	0.00	0.00	22,653,000.00
M3	9,897,000.00	9,897,000.00	5.750000%	29 / 360	11/27 - 12/25	45,842.35	0.00	45,842.35	0.00	0.00	9,897,000.00
M4	10,776,000.00	10,776,000.00	5.870000%	29 / 360	11/27 - 12/25	50,955.51	0.00	50,955.51	0.00	0.00	10,776,000.00
M5	8,577,000.00	8,577,000.00	5.920000%	29 / 360	11/27 - 12/25	40,902.76	0.00	40,902.76	0.00	0.00	8,577,000.00
M6	7,478,000.00	7,478,000.00	5.970000%	29 / 360	11/27 - 12/25	35,962.95	0.00	35,962.95	0.00	0.00	7,478,000.00
M7	7,478,000.00	7,478,000.00	6.420000%	29 / 360	11/27 - 12/25	38,673.72	0.00	38,673.72	0.00	0.00	7,478,000.00
M8	6,158,000.00	6,158,000.00	6.620000%	29 / 360	11/27 - 12/25	32,839.25	0.00	32,839.25	0.00	0.00	6,158,000.00
M9	4,179,000.00	4,179,000.00	7.570000%	29 / 360	11/27 - 12/25	25,483.77	0.00	25,483.77	0.00	0.00	4,179,000.00
B1	4,399,000.00	4,399,000.00	7.820000%	29 / 360	11/27 - 12/25	27,711.26	0.00	27,711.26	0.00	0.00	4,399,000.00
B2	5,497,000.00	5,497,000.00	7.820000%	29 / 360	11/27 - 12/25	34,628.05	0.00	34,628.05	0.00	0.00	5,497,000.00
X	5,717,590.61	8,248,561.28	5.350000%	-		0.00	0.00	0.00	1,019,657.26	0.00	9,268,218.54
P	100.00	100.00	5.350000%	-		3,101.84	0.00	3,101.84	0.00	0.00	100.00
LTR	0.00	0.00	5.350000%	-		0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00	5.350000%	-		0.00	0.00	0.00	0.00	0.00	0.00
Totals	439,856,690.61	399,585,117.84				1,790,749.66	11,387,998.05	13,178,747.71	1,019,657.26	0.00	389,216,777.05

Notional Classes
AIO	131,957,000.00	109,964,000.00	9.500000%	30 / 360	11/01 - 11/30	870,548.33	0.00	870,548.33	0.00	0.00	109,964,000.00

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Distribution Summary (Factors)

PER $1,000 OF ORIGINAL BALANCE
Class	CUSIP	Record Date	Prior Principal Balance	Interest Distributed	Principal Distributed	Total Distributed	Deferred Interest	Realized Loss	Current Principal Balance
			(3/2 x 1000)	(7/2 x 1000)	(8/2 x 1000)	(9/2 x 1000)	(10/2 x 1000)	(11/2 x 1000)	(12/2 x 1000)
A1	86359WAA3	12/22/2006	837.816321	3.678246	43.150413	46.828659	0.000000	0.000000	794.665908
M1	86359WAC9	12/22/2006	1,000.000000	4.567500	0.000000	4.567500	0.000000	0.000000	1,000.000000
M2	86359WAD7	12/22/2006	1,000.000000	4.599722	0.000000	4.599722	0.000000	0.000000	1,000.000000
M3	86359WAE5	12/22/2006	1,000.000000	4.631944	0.000000	4.631944	0.000000	0.000000	1,000.000000
M4	86359WAF2	12/22/2006	1,000.000000	4.728611	0.000000	4.728611	0.000000	0.000000	1,000.000000
M5	86359WAG0	12/22/2006	1,000.000000	4.768889	0.000000	4.768889	0.000000	0.000000	1,000.000000
M6	86359WAH8	12/22/2006	1,000.000000	4.809167	0.000000	4.809167	0.000000	0.000000	1,000.000000
M7	86359WAJ4	12/22/2006	1,000.000000	5.171666	0.000000	5.171666	0.000000	0.000000	1,000.000000
M8	86359WAK1	12/22/2006	1,000.000000	5.332778	0.000000	5.332778	0.000000	0.000000	1,000.000000
M9	86359WAL9	12/22/2006	1,000.000000	6.098055	0.000000	6.098055	0.000000	0.000000	1,000.000000
B1	86359WAM7	12/22/2006	1,000.000000	6.299445	0.000000	6.299445	0.000000	0.000000	1,000.000000
B2	86359WAN5	12/22/2006	1,000.000000	6.299445	0.000000	6.299445	0.000000	0.000000	1,000.000000
X		11/30/2006	1,442.663850	0.000000	0.000000	0.000000	178.336878	0.000000	1,621.000728
P		11/30/2006	1,000.000000	31,018.400000	0.000000	31,018.400000	0.000000	0.000000	1,000.000000
AIO	86359WAB1	11/30/2006	833.332070	6.597212	0.000000	6.597212	0.000000	0.000000	833.332070

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Interest Distribution Detail

DISTRIBUTION IN DOLLARS
Class	Prior Principal Balance	Pass- Through Rate	Next Pass- Through Rate	Interest Accrual Day Cnt Fraction	Optimal Accrued Interest	Prior Unpaid Interest	Interest on Prior Unpaid Interest	Non-Recov. Interest Shortfall	Interest Due	Deferred Interest	Interest Distributed	Current Unpaid Interest
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)=(6)+(7)+(8)-(9)	(11)	(12)	(13)=(10)-(11)-(12)
A1	221,111,456.56	5.45000%	5.48000%	29 / 360	970,740.71	0.00	0.00	0.00	970,740.71	0.00	970,740.71	0.00
M1	83,133,000.00	5.67000%	5.70000%	29 / 360	379,709.98	0.00	0.00	0.00	379,709.98	0.00	379,709.98	0.00
M2	22,653,000.00	5.71000%	5.74000%	29 / 360	104,197.51	0.00	0.00	0.00	104,197.51	0.00	104,197.51	0.00
M3	9,897,000.00	5.75000%	5.78000%	29 / 360	45,842.35	0.00	0.00	0.00	45,842.35	0.00	45,842.35	0.00
M4	10,776,000.00	5.87000%	5.90000%	29 / 360	50,955.51	0.00	0.00	0.00	50,955.51	0.00	50,955.51	0.00
M5	8,577,000.00	5.92000%	5.95000%	29 / 360	40,902.76	0.00	0.00	0.00	40,902.76	0.00	40,902.76	0.00
M6	7,478,000.00	5.97000%	6.00000%	29 / 360	35,962.95	0.00	0.00	0.00	35,962.95	0.00	35,962.95	0.00
M7	7,478,000.00	6.42000%	6.45000%	29 / 360	38,673.72	0.00	0.00	0.00	38,673.72	0.00	38,673.72	0.00
M8	6,158,000.00	6.62000%	6.65000%	29 / 360	32,839.25	0.00	0.00	0.00	32,839.25	0.00	32,839.25	0.00
M9	4,179,000.00	7.57000%	7.60000%	29 / 360	25,483.77	0.00	0.00	0.00	25,483.77	0.00	25,483.77	0.00
B1	4,399,000.00	7.82000%	7.85000%	29 / 360	27,711.26	0.00	0.00	0.00	27,711.26	0.00	27,711.26	0.00
B2	5,497,000.00	7.82000%	7.85000%	29 / 360	34,628.05	0.00	0.00	0.00	34,628.05	0.00	34,628.05	0.00
X	8,248,561.28	5.35000%	0.00000%	-	1,055,206.27	66,801.26	0.00	0.00	1,122,007.53	1,019,657.26	0.00	102,350.27
P	100.00	5.35000%	0.00000%	-	3,101.84	0.00	0.00	0.00	3,101.84	0.00	3,101.84	0.00
LTR	0.00	5.35000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	5.35000%	0.00000%	-	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	399,585,117.84				2,845,955.93	66,801.26	0.00	0.00	2,912,757.19	1,019,657.26	1,790,749.66	102,350.27

Notional Classes
AIO	109,964,000.00	9.50000%	9.50000%	30 / 360	870,548.33	0.00	0.00	0.00	870,548.33	0.00	870,548.33	0.00

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Principal Distribution Detail

DISTRIBUTION IN DOLLARS
Class	Original Balance	Prior Principal Balance	Principal Distribution	Accreted Principal	Current Realized Losses	Current Principal Recoveries	Current Principal Balance	Cumulative Realized Losses
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)=(3)-(4)+(5)-(6)+(7)	(9)
A1	263,914,000.00	221,111,456.56	11,387,998.05	0.00	0.00	0.00	209,723,458.51	0.00
M1	83,133,000.00	83,133,000.00	0.00	0.00	0.00	0.00	83,133,000.00	0.00
M2	22,653,000.00	22,653,000.00	0.00	0.00	0.00	0.00	22,653,000.00	0.00
M3	9,897,000.00	9,897,000.00	0.00	0.00	0.00	0.00	9,897,000.00	0.00
M4	10,776,000.00	10,776,000.00	0.00	0.00	0.00	0.00	10,776,000.00	0.00
M5	8,577,000.00	8,577,000.00	0.00	0.00	0.00	0.00	8,577,000.00	0.00
M6	7,478,000.00	7,478,000.00	0.00	0.00	0.00	0.00	7,478,000.00	0.00
M7	7,478,000.00	7,478,000.00	0.00	0.00	0.00	0.00	7,478,000.00	0.00
M8	6,158,000.00	6,158,000.00	0.00	0.00	0.00	0.00	6,158,000.00	0.00
M9	4,179,000.00	4,179,000.00	0.00	0.00	0.00	0.00	4,179,000.00	0.00
B1	4,399,000.00	4,399,000.00	0.00	0.00	0.00	0.00	4,399,000.00	0.00
B2	5,497,000.00	5,497,000.00	0.00	0.00	0.00	0.00	5,497,000.00	0.00
X	5,717,590.61	8,248,561.28	0.00	1,019,657.26	0.00	0.00	9,268,218.54	0.00
P	100.00	100.00	0.00	0.00	0.00	0.00	100.00	0.00
LTR	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals	439,856,690.61	399,585,117.84	11,387,998.05	1,019,657.26	0.00	0.00	389,216,777.05	0.00

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Reconciliation Detail

SOURCE OF FUNDS

Interest Funds Available
Scheduled Interest	3,935,338.04
Uncompensated PPIS	0.00
Relief Act Interest Shortfall	0.00
Interest Adjustments	0.00
Total Interest Funds Available:		3,935,338.04
Principal Funds Available
Scheduled Principal	148,251.96
Curtailments	247,899.20
Prepayments in Full	9,850,190.65
Liquidation Proceeds	0.00
Adjustment Principal	2,159.03
Repurchased Principal	119,839.95
Substitution Principal	0.00
Other Principal	0.00
Total Principal Funds Available:		10,368,340.79
Other Funds Available
Cap Contract Amount	0.00
Prepayment Charges	3,101.84
Other Charges	0.00
Total Other Funds Available:		3,101.84
Total Funds Available		14,306,780.67

ALLOCATION OF FUNDS

Scheduled Fees
Credit Risk Manager Fee	2,996.89
Master Servicing Fee	0.00
Retained Interest Fee	83,247.34
Servicing Fee	83,247.34
Trustee Fee	0.00
Total Scheduled Fees:		169,491.57
Additional Fees, Expenses, etc.
Extraordinary Trust Fund Expenses	0.00
Other Expenses	0.00
Payment to the Swap Counterparty	87,993.06
Total Additional Fees, Expenses, etc.:		87,993.06
Distribution to Certificateholders
Interest Distribution	2,661,297.99
Principal Distribution	11,387,998.05
Total Distribution to Certificateholders:		14,049,296.04
Total Funds Allocated		14,306,780.67

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Collateral Summary

ASSET CHARACTERISTICS

	Cut-Off	Prior	Current

Aggregate Stated Principal Balance	439,856,690.61	399,585,117.84	389,216,777.05

Loan Count	7,528	6,953	6,800

Weighted Average Coupon Rate (WAC)	11.820811%	11.818272%	N/A

Net Weighted Average Coupon Rate (Net WAC)	11.570811%	11.318272%	N/A

Weighted Average Remaining Term (WART in months)	241	238	237

AVAILABLE PRINCIPAL

Scheduled Principal	148,251.96
Curtailments	247,899.20
Prepayments in Full	9,850,190.65
Liquidation Proceeds	0.00
Repurchased Principal	119,839.95
Substitution Principal	0.00
Adjustment Principal	2,159.03
Other Principal	0.00
TOTAL AVAILABLE PRINCIPAL	10,368,340.79

Current Realized Losses	0.00
Realized Losses and Recoveries from Prior Periods	0.00
Cumulative Realized Losses	12.00

AVAILABLE INTEREST

Scheduled Interest		3,935,338.04
	Supplemental Interest Trust Amount	0.00
Less:	Servicing Fee	83,247.34
	Retained Interest Fee	83,247.34
	Master Servicing Fee	0.00
	Uncompensated PPIS	0.00
	Relief Act Interest Shortfall	0.00
	Other Amounts	0.00
TOTAL AVAILABLE INTEREST		3,768,843.36

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Delinquency Information

	Less Than 30 Days	30-59 Days	60-89 Days	90+ Days	Totals
Delinquency
Scheduled Principal Balance		9,097,253.44	4,765,604.64	8,392,460.34	22,255,318.42
Percentage of Total Pool Balance		2.3373%	1.2244%	2.1562%	5.7180%
Number of Loans		116	62	100	278
Percentage of Total Loans		1.7059%	0.9118%	1.4706%	4.0882%
Bankruptcy
Scheduled Principal Balance	212,558.24	0.00	0.00	58,049.89	270,608.13
Percentage of Total Pool Balance	0.0546%	0.0000%	0.0000%	0.0149%	0.0695%
Number of Loans	5	0	0	2	7
Percentage of Total Loans	0.0735%	0.0000%	0.0000%	0.0294%	0.1029%
Foreclosure
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
REO
Scheduled Principal Balance		0.00	0.00	0.00	0.00
Percentage of Total Pool Balance		0.0000%	0.0000%	0.0000%	0.0000%
Number of Loans		0	0	0	0
Percentage of Total Loans		0.0000%	0.0000%	0.0000%	0.0000%
Total
Scheduled Principal Balance	212,558.24	9,097,253.44	4,765,604.64	8,450,510.23	22,525,926.55
Percentage of Total Pool Balance	0.0546%	2.3373%	1.2244%	2.1712%	5.7875%
Number of Loans	5	116	62	102	285
Percentage of Total Loans	0.0735%	1.7059%	0.9118%	1.5000%	4.1912%

Principal and Interest Advances		3,364,046.43

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Credit Enhancement
GROUP 1
Required Overcollateralization Amount		17,154,410.93	4.4074%
Prior Overcollateralization Amount		8,248,661.28
Overcollateralization Decrease due to Realized Losses		0.00
Overcollateralization Deficiency Amount	8,905,749.65
Overcollateralization Increase Amount		1,019,657.26
Excess Overcollateralization Amount	0.00
Principal Available for Overcollateralization Reduction	10,368,340.79
Overcollateralization Reduction Amount		0.00
Current Overcollateralization		9,268,318.54	2.3813%

Senior Enhancement Percentage			46.1165%
Are Stepdown Principal Distributions allowed this month?			No
(Has the Stepdown Date occured and are there no Trigger Events in effect?)
Has the Stepdown Date Occured?		No
(Dsitribution Date following the reduction of the Prinicpal amounts of Classes A1?)
Is A Trigger Event in effect?		No
(Is a Delinquency Trigger Event in effect or is a Cumulative Realized Loss Trigger in effect?)
Is A Delinquency Trigger Event in effect?		No
(Does the Rolling Three Month Delinquency Rate equal or exceed 10.00% of the the target percentage?)
Rolling Three Month Delinquency Rate	0.0000%
Target Percentage	4.6117%
Is A Cumulative Realized Loss Trigger Event in effect?		No
(Does the Cumulative Loss Percentage equal or exceed the target percentage?)
Cumulative Loss Percentage	0.0000%
Target Percentage	0.0950%

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Waterfall Detail
DISTRIBUTIONS	Amount Distributed	Remaining Available Funds
Interest Remittance Funds		3,768,843.36
Deposit to the Swap Account, the Net Swap Payment owed to the Swap Counterparty	(87,993.06)	3,680,850.30
Concurrently, Class A1, A-IO Current and any Carryforward Interest	(1,841,289.04)	1,839,561.26
Class M-1 Current and any Carryforward Interest	(379,709.98)	1,459,851.28
Class M-2 Current and any Carryforward Interest	(104,197.51)	1,355,653.77
Class M-3 Current and any Carryforward Interest	(45,842.35)	1,309,811.42
Class M-4 Current and any Carryforward Interest	(50,955.51)	1,258,855.91
Class M-5 Current and any Carryforward Interest	(40,902.76)	1,217,953.15
Class M-6 Current and any Carryforward Interest	(35,962.95)	1,181,990.20
Class M-7 Current and any Carryforward Interest	(38,673.72)	1,143,316.48
Class M-8 Current and any Carryforward Interest	(32,839.25)	1,110,477.23
Class M-9 Current and any Carryforward Interest	(25,483.77)	1,084,993.46
Class B-1 Current and any Carryforward Interest	(27,711.26)	1,057,282.20
Class B-2 Current and any Carryforward Interest	(34,628.05)	1,022,654.15
To the Credit Risk Manager, the Credit Risk Manager Fee	(2,996.89)	1,019,657.26
To the Trustee, certain unremibursed extraordinary costs	0.00	1,019,657.26
(Remaining, for application as part of Monthly Excess Cashflow)

Principal Distribution Funds		10,368,340.79
Deposit to the Swap Account, the Net Swap Payment owed to the Swap Counterparty	0.00	10,368,340.79
Sequentially to the Class A1, the Principal Distribution Amount	(10,368,340.79)	0.00
Class M-1 Principal Distribution Amount	0.00	0.00
Class M-2 Principal Distribution Amount	0.00	0.00
Class M-3 Principal Distribution Amount	0.00	0.00
Class M-4 Principal Distribution Amount	0.00	0.00
Class M-5 Principal Distribution Amount	0.00	0.00
Class M-6 Principal Distribution Amount	0.00	0.00
Class M-7 Principal Distribution Amount	0.00	0.00
Class M-8 Principal Distribution Amount	0.00	0.00
Class M-9 Principal Distribution Amount	0.00	0.00
Class B-1 Principal Distribution Amount	0.00	0.00
Class B-2 Principal Distribution Amount	0.00	0.00

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Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Group 1 Monthly Excess Cashlow Funds		1,019,657.26
Class A1, the Class Principal Amount	(1,019,657.26)	0.00
Class M-1, the Class Principal Amount	0.00	0.00
Class M-2, the Class Principal Amount	0.00	0.00
Class M-3, the Class Principal Amount	0.00	0.00
Class M-4, the Class Principal Amount	0.00	0.00
Class M-5, the Class Principal Amount	0.00	0.00
Class M-6, the Class Principal Amount	0.00	0.00
Class M-7, the Class Principal Amount	0.00	0.00
Class M-8, the Class Principal Amount	0.00	0.00
Class M-9, the Class Principal Amount	0.00	0.00
Class B-1, the Class Principal Amount	0.00	0.00
Class B-2, the Class Principal Amount	0.00	0.00

Prepayment Premiums		3,101.84
Class P Prepayment Premiums and Servicer Prepayment Premium Payment Amounts	(3,101.84)	0.00
Distribution of Class P outstanding Certificate Principal Balance	0.00	0.00

Reports Available at www.sf.citidirect.com	Page 11 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Other Information

Supplemental Interest Trust:
Basis Risk Reserve Fund
Beginning Balance	1,000.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	1,000.00

Basis Risk Shortfall Amounts
Class A1 Basis Risk Shortfall Amount	0.00
Class M-1 Basis Risk Shortfall Amount	0.00
Class M-2 Basis Risk Shortfall Amount	0.00
Class M-3 Basis Risk Shortfall Amount	0.00
Class M-4 Basis Risk Shortfall Amount	0.00
Class M-5 Basis Risk Shortfall Amount	0.00
Class M-6 Basis Risk Shortfall Amount	0.00
Class M-7 Basis Risk Shortfall Amount	0.00
Class M-8 Basis Risk Shortfall Amount	0.00
Class M-9 Basis Risk Shortfall Amount	0.00
Class B-1 Basis Risk Shortfall Amount	0.00
Class B-2 Basis Risk Shortfall Amount	0.00

Unpaid Basis Risk Shortfall Amounts
Class A1 Unpaid Basis Risk Shortfall Amount	0.00
Class M-1 Unpaid Basis Risk Shortfall Amount	0.00
Class M-2 Unpaid Basis Risk Shortfall Amount	0.00
Class M-3 Unpaid Basis Risk Shortfall Amount	0.00
Class M-4 Unpaid Basis Risk Shortfall Amount	0.00
Class M-5 Unpaid Basis Risk Shortfall Amount	0.00
Class M-6 Unpaid Basis Risk Shortfall Amount	0.00
Class M-7 Unpaid Basis Risk Shortfall Amount	0.00
Class M-8 Unpaid Basis Risk Shortfall Amount	0.00
Class M-9 Unpaid Basis Risk Shortfall Amount	0.00
Class B-1 Unpaid Basis Risk Shortfall Amount	0.00
Class B-2 Unpaid Basis Risk Shortfall Amount	0.00

Reports Available at www.sf.citidirect.com	Page 12 of 13	© Copyright 2006 Citigroup

Distribution Date: Determination Date:	12/26/2006 12/18/2006	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2006-S3

Swap Account
Beginning Balance	1,000.00
Deposits	87,993.06
Withdrawals	87,993.06
Ending Balance	1,000.00

Interest Rate Cap Account
Beginning Balance	1,000.00
Deposits	0.00
Withdrawals	0.00
Ending Balance	1,000.00
Distributions to the Holders since inception, September 25th 2006
Class P	8,151.31
Class X	0.00
Class LT-R	0.00
Class R	0.00

Current Libor	5.320000%
Next Libor	5.350000%

Reports Available at www.sf.citidirect.com	Page 13 of 13	© Copyright 2006 Citigroup